Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 05, 2014
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 05, 2014
Prospectus Date	rr_ProspectusDate	Sep. 05, 2014
Trading Symbol	dei_TradingSymbol	UK